GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Goodwill

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	-	-
Acquisition of CAH	-	-	292,885	47,011
Less: impairment charge	-	(300,163)	-	-

Balance at end of year	300,163	-	292,885	47,011

Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Acquired Intangible Assets

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2011	136,990	9,123	-	-	-	146,113
Acquisition of a cancer center l (note 4)	7,963	-	-	-	-	7,963
Disposal	-	-	-	-	-	-
Amortization expenses	(23,309)	(1,749)	-	-	-	(25,058)

Intangible assets, net:
At December 31, 2011 and January 1, 2012	121,644	7,374	-	-	-	129,018
Acquisition of an asset-JKSY	2,456	-	-	-	-	2,456
Contribution by the noncontrolling shareholder-JWYK		-	-	-	4,900	4,900
Acquisition of a business-CAH	-	-	30,000	10,000	-	40,000
Disposal	(1,204)	-	-	-	-	(1,204)
Amortization expenses	(24,117)	(1,837)	(1,500)	(714)	(490)	(28,658)

Intangible assets, net At December 31, 2012	98,779	5,537	28,500	9,286	4,410	146,512

Intangible assets, net At December 31, 2012, in US$	15,855	889	4,575	1,491	707	23,517

At December 31, 2012:
Intangible assets, cost	215,730	15,078	30,000	10,000	4,900	275,708
Less: accumulated amortization	(116,951)	(9,541)	(1,500)	(714)	(490)	(129,196)

	98,779	5,537	28,500	9,286	4,410	146,512

Schedule of Estimated Future Annual Amortization Expense

	Amortization
	RMB	US$
2013	28,158	4,520
2014	25,521	4,096
2015	23,825	3,824
2016	17,003	2,729
2017	15,346	2,463